American Fidelity  Assurance Company and American Fidelity Separate Account
B (File no. 811-08187) hereby incorporate by reference the annual reports for the underlying funds named below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

          Filer/Entity:         Merrill Lynch Variable Series Funds, Inc.
                                 Fund/Portfolio Name: Basic Value V.I. Fund
                                 Fund/Portfolio Name: Small Cap Value V.I. Fund
          File #:               811-03290
          CIK #:                0000355916
          Accession #:          0000950123-03-002243
          Date of Filing:       2/28/03

          Filer/Entity:         The Dreyfus Socially Responsible
                                Growth Fund, Inc.
          File #:               811-07044
          CIK #:                0000890064
          Accession #:          0000890064-93-000002
          Date of Filing:       3/3/03

          Filer/Entity:         Dreyfus Variable Investment Fund
                                 Fund/Portfolio Name: Small Company Stock
                                        Portfolio
                                 Fund/Portfolio Name:  Growth and Income
                                        Portfolio
                                 Fund/Portfolio Name:  International Value
                                        Portfolio
          File #:               811-05125
          CIK #:                0000813383
          Accession #:          0000813383-03-000006
          Date of Filing:       3/4/03

          Filer/Entity:         Dreyfus Stock Index Fund
          File #:               811-05719
          CIK #:                0000846800
          Accession #:          0000846800-03-000002
          Date of Filing:       3/4/03

          Filer/Entity:         Dreyfus Investment Portfolios
                                 Fund/Portfolio Name: Technology Growth
                                        Portfolio
          File #:               811-08673
          CIK #:                0001056707
          Accession #:          0001056707-03-000002
          Date of Filing:       3/3/03

          Filer/Entity:         Neuberger Berman Advisers Management Trust
                                 Fund/Portfolio Name: AMT Growth Portfolio
          File #:               811-04255
          CIK #:                0000736913
          Accession #:          0001206774-03-000090
          Date of Filing:       2/28/03

          Filer/Entity:         Neuberger Berman Advisers Management Trust
                                 Fund/Portfolio Name: AMT Balanced Portfolio
          File #:               811-04255
          CIK #:                0000736913
          Accession #:          0001206774-03-000092
          Date of Filing:       2/28/03

          Filer/Entity:         American Century Variable Portfolios, Inc.
                                 Fund/Portfolio Name: VP Balanced Fund
                                 Fund/Portfolio Name: VP Capital Appreciation
                                        Fund
                                 Fund/Portfolio Name: VP Income & Growth Fund
                                 Fund/Portfolio Name: VP Ultra Fund
                                 Fund/Portfolio Name: VP International Fund
          File #:               811-05188
          CIK #:                0000814680
          Accession #:          0000814680-03-000004
          Date of Filing:       2/28/03

          Filer/Entity:         Federated Insurance Series
                                 Fund/Portfolio Name: Federated Fund for U.S.
                                        Government Securities II
                                 Fund/Portfolio Name: Federated Capital
                                        Appreciation Fund II
          File #:               811-08042
          CIK #:                0000912577
          Accession #:          0001056288-03-000153
          Date of Filing:       2/26/03

          Filer/Entity:         American Fidelity Dual Strategy Fund, Inc.
          File #:               811-08873
          CIK #:                0001061130
          Accession #:          0000909334-03-000057
          Date of Filing:       3/7/03

     These annual reports are for the period ended December 31, 2002 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

     Any questions regarding this filing may be directed to Patricia H. Rigler at (405) 523-5483.